Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr 1,551	SFr 1,201	SFr 1,302	SFr 2,752	SFr 2,364
Current and deferred taxes
Deferred income tax expense				134	212
Income tax expense	391	(110)	365	281	678
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%	SFr 310
Swiss statutory rate (as a percent)	20.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr 7
Other non-deductible expenses	45
of which non-deductible interest expenses	45
Lower taxed income	(46)
of which tax benefit in respect to non-taxable dividend income	13
of which tax benefit related non-taxable life insurance income	12
of which investment revaluation (gains)/losses	(14)
Changes in deferred tax valuation allowance	(22)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	66
Other	31
of which tax expense relating to non-recoverable foreign and withholding taxes	24
of which tax (benefit)/charge from the impact of prior year adjustments	(5)
of which tax impact of transitional adjustments arising from adoption of new accounting standards	18
of which non-deductible fines and penalties	21
Income tax expense	391	SFr (110)	365	281	678
Switzerland
Increase/(decrease) in income taxes resulting from:
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability	25
US and UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance	(22)
Bank
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	1,489		1,270	2,582	2,261
Current and deferred taxes
Deferred income tax expense				110	241
Income tax expense	370		339	244	701
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate of 22%				SFr 516
Swiss statutory rate (as a percent)				20.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount				SFr 4
Other non-deductible expenses				23
of which non-deductible interest expenses				(11)
of which non-deductible other expenses				33
of which contingency accrual relating to non-deductible interest expense				(157)
Lower taxed income				(84)
of which tax benefit related non-taxable life insurance income				(31)
of which exempt income				(5)
of which investment revaluation (gains)/losses	26
Changes in deferred tax valuation allowance				(12)
(Windfall tax benefits)/shortfall tax charges on share-based compensation				70
Other				(273)
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability						SFr (141)
of which tax expense relating to non-recoverable foreign and withholding taxes	38
of which tax (benefit)/charge from the impact of prior year adjustments				21
of which tax impact of transitional adjustments arising from adoption of new accounting standards				44
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT)	9				(180)
of which tax impact of the reversalof previously unrecognized tax benefits	21
Income tax expense	SFr 370		SFr 339	244	SFr 701
Bank | Switzerland
Increase/(decrease) in income taxes resulting from:
of which tax benefit in respect to non-taxable dividend income				(22)
of which tax benefit relating to the re-assessment of deferred tax assets in Switzerland changes in forecasted future profitability				(68)
Bank | UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				(17)
Bank | US and UK
Increase/(decrease) in income taxes resulting from:
Changes in deferred tax valuation allowance				SFr 5